Quarterly Holdings Report
for
Fidelity® SAI Sustainable Sector Fund
February 29, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SES-NPRT3-0424
1.9905638.101
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	26,157	442,838
Cellnex Telecom SA (a)	2,870	103,764
		546,602
Entertainment - 1.8%
Capcom Co. Ltd.	1,477	59,397
Netflix, Inc. (b)	780	470,278
Roku, Inc. Class A (b)	825	52,124
Sea Ltd. ADR (b)	3,883	188,403
Spotify Technology SA (b)	395	101,282
Take-Two Interactive Software, Inc. (b)	637	93,594
The Walt Disney Co.	5,379	600,189
Ubisoft Entertainment SA (b)	2,456	56,274
		1,621,541
Interactive Media & Services - 6.5%
Alphabet, Inc. Class A (b)	19,297	2,671,863
Match Group, Inc. (b)	3,295	118,752
Meta Platforms, Inc. Class A	5,851	2,867,751
Snap, Inc. Class A (b)	12,228	134,753
		5,793,119
Media - 0.3%
Charter Communications, Inc. Class A (b)	433	127,272
Comcast Corp. Class A	2,988	128,036
Paramount Global Class B	3,856	42,570
		297,878
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	1,024	167,219
TOTAL COMMUNICATION SERVICES		8,426,359
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.2%
Aptiv PLC (b)	1,146	91,096
Lear Corp.	577	79,251
		170,347
Automobiles - 1.1%
Tesla, Inc. (b)	4,724	953,681
Broadline Retail - 4.7%
Amazon.com, Inc. (b)	22,717	4,015,457
eBay, Inc.	3,237	153,045
		4,168,502
Distributors - 0.1%
LKQ Corp.	2,355	123,143
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (b)	894	140,778
Booking Holdings, Inc.	99	343,414
Flutter Entertainment PLC (b)	661	142,721
Marriott International, Inc. Class A	1,424	355,815
McDonald's Corp.	951	277,958
Yum! Brands, Inc.	1,955	270,611
		1,531,297
Household Durables - 0.1%
D.R. Horton, Inc.	79	11,806
Mohawk Industries, Inc. (b)	651	77,222
		89,028
Leisure Products - 0.1%
Brunswick Corp.	852	74,465
Specialty Retail - 1.9%
Burlington Stores, Inc. (b)	327	67,068
Foot Locker, Inc.	855	29,438
Lowe's Companies, Inc.	2,042	491,448
The Home Depot, Inc.	1,121	426,664
TJX Companies, Inc.	5,699	564,999
Valvoline, Inc. (b)	2,712	115,640
		1,695,257
Textiles, Apparel & Luxury Goods - 0.8%
Levi Strauss & Co. Class A	3,243	58,925
NIKE, Inc. Class B	3,008	312,621
PVH Corp.	1,374	187,785
Tapestry, Inc.	3,144	149,434
		708,765
TOTAL CONSUMER DISCRETIONARY		9,514,485
CONSUMER STAPLES - 5.8%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	1,883	467,963
Diageo PLC	1,311	49,017
The Coca-Cola Co.	10,935	656,319
		1,173,299
Consumer Staples Distribution & Retail - 1.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	2,068	128,257
Costco Wholesale Corp.	448	333,263
Dollar General Corp.	1,711	248,625
U.S. Foods Holding Corp. (b)	3,013	153,030
Walmart, Inc.	12,657	741,827
		1,605,002
Food Products - 0.6%
Bunge Global SA	1,037	97,862
Mondelez International, Inc.	6,522	476,563
		574,425
Household Products - 1.8%
Colgate-Palmolive Co.	5,351	462,969
Procter & Gamble Co.	6,923	1,100,342
		1,563,311
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	1,583	235,202
TOTAL CONSUMER STAPLES		5,151,239
ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Expro Group Holdings NV (b)	4,511	80,702
Schlumberger Ltd.	3,249	157,024
Weatherford International PLC (b)	1,999	205,117
		442,843
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd.	3,006	209,488
Galp Energia SGPS SA Class B	14,061	221,422
Hess Corp.	1,652	240,779
Kosmos Energy Ltd. (b)	40,306	247,479
MEG Energy Corp. (b)	10,547	225,760
Phillips 66 Co.	2,435	347,012
Shell PLC ADR	6,401	402,175
Valero Energy Corp.	2,538	359,025
		2,253,140
TOTAL ENERGY		2,695,983
FINANCIALS - 12.6%
Banks - 4.9%
Bank of America Corp.	15,022	518,559
Citigroup, Inc.	7,680	426,163
DNB Bank ASA	7,491	149,998
Eurobank Ergasias Services and Holdings SA ADR (b)	52,176	51,132
HDFC Bank Ltd. sponsored ADR	792	42,372
JPMorgan Chase & Co.	8,171	1,520,296
KeyCorp	13,096	186,880
M&T Bank Corp.	1,041	145,469
Pathward Financial, Inc.	1,069	54,348
Piraeus Financial Holdings SA (b)	18,337	80,662
PNC Financial Services Group, Inc.	2,100	309,120
Truist Financial Corp.	4,537	158,704
Wells Fargo & Co.	12,902	717,222
		4,360,925
Capital Markets - 2.5%
Bank of New York Mellon Corp.	5,485	307,654
BlackRock, Inc. Class A	360	292,082
Brookfield Corp. Class A	4,422	182,496
Cboe Global Markets, Inc.	536	102,912
CME Group, Inc.	1,169	257,589
London Stock Exchange Group PLC	438	49,193
LPL Financial	983	263,336
MarketAxess Holdings, Inc.	830	177,130
Moody's Corp.	558	211,716
Morgan Stanley	3,528	303,549
Tradeweb Markets, Inc. Class A	985	104,233
		2,251,890
Consumer Finance - 0.4%
Discover Financial Services	2,114	255,160
OneMain Holdings, Inc.	1,772	83,692
		338,852
Financial Services - 2.6%
Apollo Global Management, Inc.	4,027	450,219
Corebridge Financial, Inc.	2,739	68,009
Global Payments, Inc.	1,931	250,451
MasterCard, Inc. Class A	533	253,047
Visa, Inc. Class A	4,217	1,191,893
Voya Financial, Inc.	1,171	80,050
		2,293,669
Insurance - 2.2%
Arthur J. Gallagher & Co.	1,265	308,571
Chubb Ltd.	1,639	412,487
Globe Life, Inc.	680	86,312
Hartford Financial Services Group, Inc.	3,028	290,204
Marsh & McLennan Companies, Inc.	1,601	323,834
Progressive Corp.	1,943	368,315
Prudential PLC	6,585	64,881
Unum Group	3,183	157,399
		2,012,003
TOTAL FINANCIALS		11,257,339
HEALTH CARE - 12.3%
Biotechnology - 1.8%
AbbVie, Inc.	2,676	471,110
Cytokinetics, Inc. (b)	3,062	221,199
Regeneron Pharmaceuticals, Inc. (b)	651	628,925
Vaxcyte, Inc. (b)	1,764	130,218
Xenon Pharmaceuticals, Inc. (b)	3,762	177,566
		1,629,018
Health Care Equipment & Supplies - 3.0%
Atricure, Inc. (b)	200	6,994
Boston Scientific Corp. (b)	16,892	1,118,419
Edwards Lifesciences Corp. (b)	2,842	241,201
Glaukos Corp. (b)	1,811	160,436
Inspire Medical Systems, Inc. (b)	882	157,913
Insulet Corp. (b)	1,009	165,476
Intuitive Surgical, Inc. (b)	452	174,291
Masimo Corp. (b)	1,545	198,594
Penumbra, Inc. (b)	1,112	261,231
Stryker Corp.	580	202,461
		2,687,016
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (b)	1,121	93,547
Centene Corp. (b)	4,809	377,170
Cigna Group	1,353	454,797
CVS Health Corp.	5,463	406,283
Humana, Inc.	501	175,510
LifeStance Health Group, Inc. (b)	21,066	175,901
Molina Healthcare, Inc. (b)	262	103,204
UnitedHealth Group, Inc.	1,441	711,278
		2,497,690
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (b)	4,487	152,154
Phreesia, Inc. (b)	3,472	85,932
		238,086
Life Sciences Tools & Services - 1.7%
Danaher Corp.	3,393	858,904
IQVIA Holdings, Inc. (b)	1,031	254,822
Thermo Fisher Scientific, Inc.	813	463,556
		1,577,282
Pharmaceuticals - 2.7%
AstraZeneca PLC (United Kingdom)	1,585	199,795
Eli Lilly & Co.	1,553	1,170,465
Merck & Co., Inc.	8,037	1,021,905
		2,392,165
TOTAL HEALTH CARE		11,021,257
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.7%
Howmet Aerospace, Inc.	4,157	276,648
Lockheed Martin Corp.	931	398,691
Northrop Grumman Corp.	462	212,991
RTX Corp.	1,630	146,162
The Boeing Co. (b)	2,182	444,517
		1,479,009
Air Freight & Logistics - 0.1%
FedEx Corp.	478	119,008
Building Products - 0.8%
Trane Technologies PLC	2,417	681,521
Construction & Engineering - 0.2%
Quanta Services, Inc.	868	209,631
Electrical Equipment - 1.0%
AMETEK, Inc.	3,014	543,063
Eaton Corp. PLC	1,291	373,099
		916,162
Ground Transportation - 1.4%
CSX Corp.	7,625	289,293
Old Dominion Freight Lines, Inc.	941	416,374
Uber Technologies, Inc. (b)	3,537	281,192
Union Pacific Corp.	1,047	265,613
		1,252,472
Industrial Conglomerates - 0.8%
General Electric Co.	4,378	686,864
Machinery - 2.7%
Caterpillar, Inc.	1,163	388,395
Deere & Co.	383	139,814
Dover Corp.	2,223	367,640
Fortive Corp.	4,050	344,777
Ingersoll Rand, Inc.	5,744	524,600
Parker Hannifin Corp.	1,245	666,635
		2,431,861
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,396	59,009
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	12,753	134,417
TOTAL INDUSTRIALS		7,969,954
INFORMATION TECHNOLOGY - 28.5%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	2,184	238,580
IT Services - 1.2%
Capgemini SA	915	222,568
EPAM Systems, Inc. (b)	617	187,815
Infosys Ltd. sponsored ADR	4,046	80,758
MongoDB, Inc. Class A (b)	837	374,624
Twilio, Inc. Class A (b)	3,051	181,809
		1,047,574
Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices, Inc. (b)	2,599	500,385
ASML Holding NV (Netherlands)	338	320,763
Lattice Semiconductor Corp. (b)	2,202	168,695
Marvell Technology, Inc.	166	11,896
Micron Technology, Inc.	7,502	679,756
NVIDIA Corp.	5,783	4,575,047
NXP Semiconductors NV	780	194,789
ON Semiconductor Corp. (b)	3,757	296,502
Renesas Electronics Corp.	9,818	162,224
SolarEdge Technologies, Inc. (b)	2,995	201,174
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,971	382,279
Teradyne, Inc.	986	102,140
		7,595,650
Software - 13.3%
Adobe, Inc. (b)	1,665	932,866
Autodesk, Inc. (b)	1,210	312,386
Elastic NV (b)	1,199	160,438
HubSpot, Inc. (b)	544	336,633
Intuit, Inc.	921	610,522
Microsoft Corp.	18,889	7,813,249
Salesforce, Inc.	2,916	900,519
Synopsys, Inc. (b)	688	394,726
Tenable Holdings, Inc. (b)	3,003	144,624
Workday, Inc. Class A (b)	793	233,665
		11,839,628
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	24,797	4,482,058
Samsung Electronics Co. Ltd. GDR (Reg. S)	153	208,080
		4,690,138
TOTAL INFORMATION TECHNOLOGY		25,411,570
MATERIALS - 2.7%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	646	151,190
Celanese Corp. Class A	687	104,403
Corteva, Inc.	3,651	195,402
Dow, Inc.	3,382	188,986
DuPont de Nemours, Inc.	1,325	91,677
Ecolab, Inc.	580	130,407
Element Solutions, Inc.	3,158	74,213
Linde PLC	1,143	513,001
LyondellBasell Industries NV Class A	1,551	155,534
Olin Corp.	1,588	85,434
Sherwin-Williams Co.	246	81,679
The Chemours Co. LLC	3,114	61,252
The Mosaic Co.	2,946	91,797
		1,924,975
Construction Materials - 0.1%
Vulcan Materials Co.	272	72,311
Containers & Packaging - 0.1%
Aptargroup, Inc.	314	44,104
Crown Holdings, Inc.	141	10,803
Greif, Inc. Class A	516	33,261
		88,168
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	10,584	100,213
Franco-Nevada Corp.	663	69,414
Newmont Corp.	570	17,813
Nucor Corp.	623	119,803
		307,243
TOTAL MATERIALS		2,392,697
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	629	78,455
American Tower Corp.	1,171	232,865
COPT Defense Properties (SBI)	1,438	34,843
Crown Castle, Inc.	1,247	137,095
CubeSmart	2,575	112,296
Digital Realty Trust, Inc.	1,189	174,557
Equinix, Inc.	286	254,203
Essex Property Trust, Inc.	406	93,948
Mid-America Apartment Communities, Inc.	842	105,823
Omega Healthcare Investors, Inc.	2,356	73,319
Prologis, Inc.	2,598	346,235
Simon Property Group, Inc.	998	147,844
Sun Communities, Inc.	798	106,740
Ventas, Inc.	2,390	101,073
Welltower, Inc.	1,668	153,723
		2,153,019
UTILITIES - 2.0%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,342	114,325
Edison International	2,929	199,231
Eversource Energy	3,595	211,027
Exelon Corp.	2,263	81,106
FirstEnergy Corp.	3,897	142,669
NRG Energy, Inc.	1,069	59,137
PG&E Corp.	14,973	249,899
PPL Corp.	5,261	138,733
		1,196,127
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	7,815	118,788
Multi-Utilities - 0.5%
NiSource, Inc.	4,314	112,423
Public Service Enterprise Group, Inc.	1,552	96,845
Sempra	3,497	246,888
		456,156
TOTAL UTILITIES		1,771,071
TOTAL COMMON STOCKS (Cost $76,147,874)		87,764,973

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $1,298,499)	1,298,239	1,298,499

Equity Funds - 0.7%
	Shares	Value ($)
Domestic Equity Funds - 0.7%
iShares ESG Aware MSCI U.S.A. ETF (Cost $670,650)	6,000	667,560

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $78,117,023)	89,731,032
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(420,986)
NET ASSETS - 100.0%	89,310,046

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $103,764 or 0.1% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	128,396	24,792,177	23,622,074	30,011	-	-	1,298,499	0.0%
Total	128,396	24,792,177	23,622,074	30,011	-	-	1,298,499

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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